Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 1,029,301	$ 1,678,156
Receivables, net of allowance (Note 5)	86,057	123,617
Deferred financing costs (Note 3)	45,898	174,813
Prepaids and other assets	292,430	377,926
Total current assets	1,453,686	2,354,512
Restricted deposit (Note 6)	8,388	9,068
Deposits	100,000	100,000
Property and equipment, net (Note 7)	226,213	326,945
Goodwill (Note 9)	6,580,660	6,580,660
Intangible assets (Note 10)	9,372,537	9,172,507
Total Assets	17,741,484	18,543,692
Current liabilities
Accounts payable and accrued liabilities (Note 11, Note 12 and Note 14)	728,603	832,399
Deferred revenue	107,535	193,504
Notes payable - Related Party (Note 12)	2,562,810	2,107,668
Lease liability (Note 19)	190,943	239,323
Total current liabilities	3,589,891	3,372,894
Non-current liabilities
Lease liability (Note 19)		128,560
Warrant liability (Note 13)		361,055
Notes payable - Related Party (Note 12)	10,214	678,515
Total liabilities	3,600,105	4,541,024
Equity (Deficit)
Common shares	119,650,950	110,226,715
Commitment to issue shares (Note 13)		2,703,326
Class “A” shares	28,247	28,247
Reserves (Note 13)	14,200,425	10,661,294
Cumulative Translation Adjustment	156,600
Deficit	(113,962,608)	(100,995,334)
Equity (Deficit) total	20,073,614	22,624,249
Non-controlling interest (Note 8)	(5,932,235)	(8,621,581)
Total Equity	14,141,379	14,002,668
Total Liabilities and Equity	$ 17,741,484	$ 18,543,692